Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Aggregate cost of SVS repurchased for cancellation	$ 35.6		$ 34.6		$ 35.9
Aggregate cost of SVS repurchased for delivery under SBC plans	89.8	[1]	11.1	[2]	54.4	[3]
SVS
Aggregate cost of SVS repurchased for cancellation	35.6		34.6		35.9
Accrual for repurchase of stock under automatic share purchase plan	2.7
Aggregate cost of SVS repurchased for delivery under SBC plans	$ 82.3		$ 44.9		20.6
SVS issued during period as a result of conversion (in shares)	18,600,000
SVS | 2021 SBC ASPP
Accrual for repurchase of stock under automatic share purchase plan					33.8
SVS | 2020 NCIB
Accrual for repurchase of stock under automatic share purchase plan					$ 7.5		$ 15.0

[1]	Consists of $82.3 paid to repurchase SVS for delivery obligations under our SBC plans in 2023 and $7.5 accrued at December 31, 2023 for the estimated Contractual Maximum Quantity under an ASPP executed in September 2023 for such purpose. See note 12.
[2]	Consists of $44.9 paid to repurchase SVS for delivery obligations under our SBC plans in 2022, offset in part by the reversal of the $33.8 2021 SBC Accrual. See note 12.
[3]	Consists of $20.6 paid to repurchase SVS for delivery obligations under our SBC plans in 2021, and $33.8 accrued as of December 31, 2021 for the estimated Contractual Maximum Quantity under an ASPP executed in December 2021 for such purpose (2021 SBC Accrual). See note 12.